INCOME TAX - Schedule of reconciliation of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of income tax expense
Profit before tax	$ 49,507	$ 33,243	$ 33,107
Tax at 17% (Note)	8,416	5,651	5,628
Tax effect of expenses not deductible for tax purposes	4,911	4,762	4,438
Tax effect of income not taxable for tax purposes	(196)	(129)	(197)
Tax effect of tax losses not recognized	3,274	2,840	4,029
Tax effect of deductible temporary differences not recognized and utilization of temporary differences not recognized previously	(4,350)	(847)	(270)
Utilization of tax losses previously not recognized	(1,232)	(4,752)	(5,376)
Tax exemption and rebates	(104)	(65)	(899)
Withholding tax	2,488	2,810	1,906
(Over) Under provision of tax in prior years	103	(390)	(893)
Effect of different tax rates of subsidiaries operating in other jurisdictions	477	1,561	(481)
Others	(618)	403	(35)
Income tax expense for the year	$ 13,169	$ 11,844	$ 7,850
Income tax applicable rate	17.00%	17.00%	17.00%